Income tax - Tax loss carry-forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Available tax loss carry-forward
Historical Loss	$ 126,374
Historical Loss	127,932
Inflation adjusted tax loss	130,352
Inflation adjusted tax loss	131,910
Utilized	2,395
Utilized	3,953
Total remaining amount	127,957
Net remaining amount	$ 127,957
Statutory income tax rate	30.00%	30.00%	30.00%
Deferred income tax	$ 966,420	$ 741,346
Operating loss carry forward	4,035	94,489
Tax balances
Adjusted contributed capital account (CUCA)	489,080
CUFIN	226,885
Tax proceedings on uncertain tax positions	31,000
Tax losses available for offsetting against future taxable income
Available tax loss carry-forward
Historical Loss	$ 110,922
Statutory income tax rate	30.00%
Deferred income tax	$ 38,387	$ 4,865
Concesionaria
Available tax loss carry-forward
Historical Loss	110,685
Inflation adjusted tax loss	113,861
Total remaining amount	113,861
Vuela, S.A.
Available tax loss carry-forward
Historical Loss	13,476
Inflation adjusted tax loss	13,423
Utilized	3,684
Total remaining amount	9,739
Comercializadora Volaris, S.A. de C.V.
Available tax loss carry-forward
Historical Loss	2,628
Inflation adjusted tax loss	3,256
Utilized	166
Total remaining amount	3,090
Viajes Vuela
Available tax loss carry-forward
Historical Loss	1,143
Inflation adjusted tax loss	1,370
Utilized	103
Total remaining amount	1,267
2019, Expiration 2029
Available tax loss carry-forward
Historical Loss	239
Inflation adjusted tax loss	304
Utilized	166
Total remaining amount	138
2020, Expiration 2023
Available tax loss carry-forward
Historical Loss	5,461
Inflation adjusted tax loss	5,461
Utilized	2,126
Total remaining amount	3,335
2020, Expiration 2030
Available tax loss carry-forward
Historical Loss	2,745
Inflation adjusted tax loss	3,427
Utilized	103
Total remaining amount	3,324
2021, Expiration 2024
Available tax loss carry-forward
Historical Loss	6,457
Inflation adjusted tax loss	6,404
Total remaining amount	6,404
2021, Expiration 2031
Available tax loss carry-forward
Historical Loss	550
Inflation adjusted tax loss	651
Total remaining amount	651
2022, Expiration 2032
Available tax loss carry-forward
Historical Loss	110,922
Inflation adjusted tax loss	114,105
Total remaining amount	$ 114,105